Capital Commitments	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Capital Commitments

NOTE 20. CAPITAL COMMITMENTS

At December 31, 2023, the Corporation had commitments to purchase property, plant and equipment totaling $175 million (2022 – $184 million). Payments of $88 million for these commitments are expected to be made in 2024, $72 million in 2025 and $15 million in 2026.